Marketable Securities And Other Investments (Maturities Of Debt Securities Classified As Held-To-Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Due within 1 year, Carrying Amount	¥ 69,999	¥ 260,753
Due after 1 year through 5 years, Carrying Amount	3,217	2,335
Due after 5 years through 10 years, Carrying Amount	1,033	1,166
Due after 10 years, Carrying Amount	402	303
Total Carrying Amount	74,651	264,557
Due within 1 year, Fair value	69,999	260,753
Due after 1 year through 5 years, Fair value	3,238	2,346
Due after 5 years through 10 years, Fair value	1,033	1,166
Due after 10 years, Fair value	414	301
Total Fair value	¥ 74,684	¥ 264,566